Stock-Based Compensation Awards	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation Awards

Note 12. Stock-Based Compensation Awards

Equity incentive plan - stock options

The Company’s board of directors adopted the SeaStar Medical, Inc.’s 2019 Stock Incentive Plan (the "Stock Incentive Plan") on February 25, 2019 to provide long-term incentive for its key employees and non-employee service providers. As of December 31, 2022 and 2021, 547,717 shares were reserved for the issuance of stock options to key employees and non-employee service providers for the purchase of SeaStar Medical, Inc.’s Common Stock. The vesting of stock options is stated in each individual grant agreement, which is generally four years. Options granted expire 10 years after the date of grant. There were 260,355 shares available for future grant as of December 31, 2021.

Upon the Closing, the Stock Incentive Plan was terminated, and the Company will not grant any further awards under such plan. However, the outstanding awards under the Stock Incentive Plan will be assumed and continued in connection with the Business Combination.

Each SeaStar Medical, Inc. Option to purchase shares of SeaStar Medical, Inc. Common Stock or SeaStar Medical, Inc. Preferred Stock (“SeaStar Option”) that was outstanding and unexercised immediately prior to the Business Combination converted into an option to purchase Common Stock, par value $0.0001 per share, of SeaStar Medical Holding Corporation in accordance with its terms. The increase in the number of stock options was accounted for as a modification. The incremental fair value from the stock option modification increased stock-based compensation expense by $134 for the year ended December 31, 2022, and increased unrecognized stock-based compensation cost by $223 as of December 31, 2022.

The Company's Board of Directors adopted, and the shareholders approved SeaStar Medical, Inc.'s 2022 Omnibus Incentive Plan (the "Equity Incentive Plan") to provide long-term incentive for its key employees and non-employee service providers. As of December 31, 2022, 1,270,000 shares were reserved for the issuance of stock options to key employees and non-employee service providers for the purchase of the Company’s Common Stock. The vesting of stock options is stated in each individual grant agreement, which is generally four years. Options granted expire 10 years after the date of grant. There were 743,720 options available for future grant as of December 31, 2022.

Option activity for the years ended December 31, 2022 and 2021, are as follows:

				Weighted
		Weighted		Average
		Average	Total	Remaining
		Exercise	Intrinsic	Contractual
($ in thousands)	Options	Price	Value	Life (Years)

Outstanding as of December 31, 2020	141,851	$5.34

Granted	153,504	$0.55
Forfeited	(7,973)	$10.00

Outstanding as of December 31, 2021	287,382	$2.65	$—	8.61

Forfeited prior to merger conversion	(83,928)	$4.63
Additional options issued in merger conversion	41,338	$1.84

Outstanding as of December 31, 2022	244,792	$1.84	$751,851	7.65

Options exercisable as of December 31, 2022	145,365	$2.46	$412,681	7.48

The Company recognized $148 and $14 in stock-based compensation expense in connection with the Equity Incentive Plan for the years ended December 31, 2022 and 2021. As of December 31, 2022, there was unrecognized stock-based compensation cost of $246, which is expected to be recognized over a term of three years. There were no options exercised during the years ended December 31, 2022 and 2021. For options granted during the year ended December 31, 2021, the weighted-average grant date fair value was $0.40 per share. No options were granted during the year ended December 31, 2022, other than the additional options issued in the Business Combination.

Stock-based compensation expense for options included in the consolidated statements of operations is as follows:

($ in thousands)	2022	2021
Research and development	$7	$1
General and administrative	141	13
Total	$148	$14

Equity incentive plan - restricted stock units

In April 2022, the board of directors granted employees and members of the board restricted stock units ("RSUs"), under which the holders have the right to receive an aggregate of 255,000 shares of Common Stock. The majority of the RSUs granted vest 50% on the first anniversary of the grant date, with the remaining 50% of the awards vesting monthly over a 12-to-24 month period following the first anniversary of the grant date. At grant date, the fair market value of an RSU was $8.00 per share.

Each SeaStar Medical, Inc. RSU that was outstanding immediately prior to the Business Combination converted into an RSU to receive Common Stock, par value $0.0001 per share, of SeaStar Medical Holding Corporation in accordance with its terms. The increase in the number of RSUs was accounted for as a modification. The incremental fair value from the modification increased stock-based compensation expense increased by $130 for the year ended December 31, 2022, and increased unrecognized stock-based compensation cost by $373 as of December 31, 2022.

RSU activity for the year ended December 31, 2022, was as follows:

Outstanding as of December 31, 2021	—

Granted	255,000
Forfeited prior to merger conversion	(7,000)
Additional RSUs issued in merger conversion	50,389

Outstanding as of December 31, 2022	298,389

Vested as of December 31, 2022	—

Shares subject to repurchase as of December 31, 2022	298,389

The Company recognized $1,163 in stock-based compensation expense in connection with the RSUs for the year ended December 31, 2022. As of December 31, 2022, there was unrecognized stock-based compensation cost of $1,353, which is expected to be recognized over a term of 2.2 years. For RSUs granted during the year ended December 31, 2022, the weighted-average grant date fair value was $8.00 per share. The weighted-average fair value of the additional RSUs issued in the Business Combination conversion was $10.00 per share.

Stock-based compensation expense for RSUs included in the consolidated statements of operations is as follows:

($ in thousands)	2022	2021
Research and development	$89	$—
General and administrative	1,074	—
Total	$1,163	$—